Derivative Financial Instruments and Hedge Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value, Cash Flow and Net Investment Hedges
The following tables provide details for the years ended December 31, 2012 and 2011 related to fair value, cash flow and net investment hedges, by type of derivative and financial instrument. All dollar amounts are pretax.

	December 31, 2012
Hedge Type (Millions)	Gain (Loss) Deferred in OCI	Gain (Loss) Recognized
		Amount	Caption
Fair Value
Interest rate swaps(a)	Not applicable	$17	Interest expense
Foreign currency contracts(b)	Not applicable	1	Sales
Equity forward arrangements(a)	Not applicable	74	Asbestos - net
Total Fair Value		$92
Cash Flow
Natural gas swaps(a) (e)	$(2)	$(11)	Cost of sales and Income from Discontinued operations, net of tax
Interest rate swaps of RS Cogen	(1)	(2)	Income from Discontinued operations, net of tax
Forward starting swaps(c)	(26)	(5)	Interest expense
Foreign currency contracts(d)	(9)	(9)	Other charges
Total Cash Flow	$(38)	$(27)
Net Investment
Cross currency swaps(a)	$3	$—	Other charges
Foreign denominated debt	(7)		Other charges
Total Net Investment	$(4)	$—
Non-Hedge
Foreign currency contracts	Not applicable	$1	Other charges
Total Non-Hedge		$1

(a)	The ineffective portion related to each of the items was less than $0.1 million of expense.

(b)	The ineffective portion related to this item was $0.5 million of income.

(c)	The ineffective portion related to this item was $4 million of expense.

(d)	The ineffective portion related to this item was $8 million of expense.

(e)	The portion reported in cost of sales was $1 million of expense.

	December 31, 2011
Hedge Type (Millions)	Gain (Loss) Deferred in OCI	Gain (Loss) Recognized
		Amount	Caption
Fair Value
Interest rate swaps(a)	Not applicable	$16	Interest expense
Foreign currency contracts(b)	Not applicable	2	Sales
Equity forward arrangements(a)	Not applicable	1	Asbestos - net
Total Fair Value		$19
Cash Flow
Natural gas swaps(a) (f)	$(10)	$(32)	Cost of sales and Income from Discontinued Operations, net of tax
Interest rate swaps of RS Cogen	(2)	(2)	Income from Discontinued Operations, net of tax
Forward starting swaps(c)	(73)	—	Interest expense
Foreign currency contracts(d)	6	6	Other charges
Total Cash Flow	$(79)	$(28)
Net Investment
Cross currency swaps(e)	$34	$—	Other charges
Foreign denominated debt	13		Other charges
Total Net Investment	$47	$—
Non-Hedge
Foreign currency contracts	Not applicable	$—	Other charges
Total Non-Hedge		$—

(a)	The ineffective portion related to each of the items was less than $0.1 million of either income or expense.

(b)	The ineffective portion related to this item was $0.8 million of income.

(c)	The ineffective portion related to this item was $3 million of income.

(d)	The ineffective portion related to this item was $6 million of expense.

(e)	The ineffective portion related to this item was $2 million of expense.

(f)	The portion reported in cost of sales was $8 million of expense.